T. ROWE PRICE Tax-Free High Yield Fund
May 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 61
United Airlines Holdings (1) — 16
Westrock  5 254
Total Common Stocks (Cost $213) 331
MUNICIPAL SECURITIES 101.4%
ALABAMA 2.1%
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)(2) 3,175 2,067
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/43 (1)(2) 2,460 1,407
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.875%, 1/1/43 (1)(2) 1,720 1,004
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
7.50%, 1/1/47 (1)(2) 3,080 1,802
Jefferson County, Sewer, Series A, 5.25%, 10/1/48 (3) 12,460 13,151
Jefferson County, Sewer, Series A, 5.50%, 10/1/53 (3) 19,770 20,916
Southeast Energy Auth. A Cooperative Dist., Series A, VRDN,
4.00%, 11/1/51 (Tender 10/1/28)  4,115 4,232
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,600 5,732
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (4) 2,602 2,637
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (4) 22,310 22,593
Walker County Economic & IDA, Power Plant Project, VRDN,
0.72%, 12/1/36 (5) 6,600 6,600
West Jefferson Ind. Dev. Board, Power Plant Project, VRDN,
0.72%, 12/1/38 (5) 21,000 21,000
Wilsonville Ind. Dev. Board, Power Plant Project, VRDN, 0.72%,
12/1/30 (5) 100 100
103,241
ARIZONA 1.4%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 1.458%, 1/1/37  2,365 2,241
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (4) 795 729
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (4) 1,375 1,189
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39 (4) 1,140 1,162
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49 (4) 1,010 1,020

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (4) 3,740 3,753
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (4) 2,580 2,652
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (4) 2,925 3,003
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47 (4)(5) 6,680 6,121
Maricopa County PCR, El Paso Electric, Series A, 4.50%, 8/1/42  2,795 2,797
Peoria IDA, Sierra Winds Life Care, Series A, 5.50%, 11/15/34  3,180 2,871
Peoria IDA, Sierra Winds Life Care, Series A, 5.75%, 11/15/40  5,155 4,546
Phoenix Civic Improvement, Capital Appreciation, 5.50%,
7/1/33 (6) 1,075 1,324
Phoenix Civic Improvement, Capital Appreciation, Series B, 5.50%,
7/1/29 (6) 6,820 8,049
Phoenix Civic Improvement, Capital Appreciation, Series B, 5.50%,
7/1/30 (6) 6,270 7,484
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/44  860 885
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/49  515 528
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/59  1,820 1,855
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (4) 2,585 2,347
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (4) 2,745 2,350
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57 (4) 3,110 2,582
Salt Verde Financial, 5.00%, 12/1/32  3,050 3,405
Tempe IDA, Friendship Village of Tempe Project, Series A, 4.00%,
12/1/38  1,290 1,119
Tempe IDA, Friendship Village of Tempe Project, Series A, 4.00%,
12/1/46  2,150 1,731
65,743
ARKANSAS 0.4%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (4)(5) 12,550 12,619
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (4)(5) 4,295 4,395
Arkansas DFA, Washington Regional Medical Center, Series A,
5.00%, 2/1/35  785 812
Arkansas DFA, Washington Regional Medical Center, Series C,
5.00%, 2/1/35  1,040 1,076
18,902
CALIFORNIA 5.9%
California, GO, 5.00%, 9/1/41  5,730 6,694
California, GO, 5.00%, 4/1/42  2,905 3,198
California, GO, 5.00%, 4/1/42  1,200 1,410
California, GO, 5.00%, 4/1/47  6,495 7,531
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (4) 25,785 22,280

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Housing Agency, Serenity at Larkspur,
Series A, 5.00%, 2/1/50 (4) 10,425 10,240
California Community Housing Agency, Summit at Sausalito
Apartments, Series A-2, 4.00%, 2/1/50 (4) 8,440 6,753
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,955 2,990
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (4) 2,750 2,868
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,040 3,002
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (5) 21,840 22,814
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (5) 4,725 4,912
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/49  2,580 2,659
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/52  2,150 2,212
California Municipal Fin. Auth., West Village, 5.00%, 5/15/36  2,285 2,388
California PFA, Enso Village Project, 2.375%, 11/15/28 (4) 1,290 1,216
California PFA, Enso Village Project, 3.125%, 5/15/29 (4) 1,385 1,302
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 645 646
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (4) 2,280 2,167
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (4) 1,650 1,451
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (4) 1,500 1,236
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (4) 250 197
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  225 227
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  240 241
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  255 255
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  200 199
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,385 1,333
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  860 783
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  980 975
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,780 1,713
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,205 1,105
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,795 3,953
California Statewide CDA, Series A-1, 5.00%, 9/2/52  5,400 5,536
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49 (4) 3,010 2,957
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  11,170 11,490
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (4) 2,580 2,684

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (4) 3,435 3,476
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4) 7,090 7,219
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 15,980 16,518
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,720 1,751
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,375 1,321
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  2,065 1,909
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/34  925 997
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/39  860 922
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  430 454
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/42 (Prerefunded 10/1/22) (7) 4,510 4,580
California Statewide Fin. Auth., Tobacco Industry, Series A, 6.00%,
5/1/43  1,290 1,313
CMFA Special Fin. Agency VII, Breakwater Apartments, Series A-2,
4.00%, 8/1/47 (4) 7,440 6,067
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (4) 2,745 2,245
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45 (4) 3,105 2,563
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 17,935 15,750
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (4) 5,975 5,341
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (4) 2,075 2,079
Foothill-Eastern Transportation Corridor Agency, Series A, 4.00%,
1/15/46  3,585 3,579
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  54,935 7,238
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  255 256
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  350 351
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 1.368%, 7/1/27  5,660 5,506
Regents of the University of California Medical Center Pooled
Revenue, Series P, 5.00%, 5/15/47  29,175 33,104
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/39  3,175 3,216

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/40  3,265 3,299
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/41  860 868
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, Special
Tax, 6.00%, 9/1/42  1,290 1,298
Santa Margarita Water Dist., Community Fac. Dist. No. 2013-1,
5.625%, 9/1/43  2,065 2,111
Tobacco Securitization Auth. of Northern California, Series B-2,
Zero Coupon, 6/1/60  18,050 3,340
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (8) 1,695 1,915
284,203
COLORADO 4.6%
Aerotropolis Regional Transportation Auth., 4.375%, 12/1/52  9,055 7,580
Arista Metropolitan Dist., Series A, GO, 5.00%, 12/1/38  2,480 2,518
Arista Metropolitan Dist., Series A, GO, 5.125%, 12/1/48  5,945 5,989
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  7,455 7,514
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO, 5.00%,
12/1/47  1,225 1,227
Broadway Station Metropolitan Dist. No. 3, GO, 5.00%, 12/1/39  750 763
Broadway Station Metropolitan Dist. No. 3, GO, 5.00%, 12/1/49  2,250 2,252
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  1,000 1,008
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,260
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37  1,250 1,254
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%, 12/1/47  4,000 4,017
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%, 12/1/47  2,000 2,008
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (4) 3,500 3,506
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/31  1,115 1,128
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/37  1,440 1,447
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31 (9) 525 505
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32 (9) 640 610
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/33 (9) 670 634
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/34 (9) 695 653
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/35 (9) 725 673
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/36 (9) 750 691
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41 (9) 1,260 1,117
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48 (9) 1,920 1,603
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%, 5/15/33  1,205 1,242
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%, 5/15/39  1,935 1,995
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (4) 1,245 1,081
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4) 2,550 2,148

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4) 3,565 2,994
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  815 833
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  7,590 7,751
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  12,295 12,545
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,785 5,920
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33  3,040 3,097
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  2,200 2,222
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 504
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,607
Denver City & County Airport, Series A, 5.00%, 12/1/48 (5) 4,295 4,573
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (5) 27,665 27,770
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,290 1,316
Green Valley Ranch East Metropolitan Dist. No. 6, Series A, GO,
5.875%, 12/1/50  2,200 2,220
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/37  1,695 1,704
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47  3,970 3,972
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  4,405 4,418
Park Creek Metropolitan Dist., Property Tax, Series A, 5.00%,
12/1/45  16,760 17,814
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (4) 500 448
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (4) 5,270 4,880
Public Auth. for Colorado Energy, 6.25%, 11/15/28  5,180 5,868
Public Auth. for Colorado Energy, 6.50%, 11/15/38  14,295 18,709
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (4) 6,180 5,886
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,625 6,059
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,610 4,152
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO, 5.00%,
12/1/37  1,000 1,019
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/47  3,050 3,102
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 4.50%,
12/1/28 (Prerefunded 12/1/23) (7) 496 514
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/43 (Prerefunded 12/1/23) (7) 1,000 1,077
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 813
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,600 1,593
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 987

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  850 860
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 1,001
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/32 (3) 645 740
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/35 (3) 255 289
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/50 (3) 1,290 1,435
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/37  1,000 1,008
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/47  3,380 3,370
224,493
CONNECTICUT 1.2%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (4) 1,060 1,067
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (4) 1,370 1,376
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  3,115 2,807
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,560 3,999
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  3,390 3,558
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,560 3,728
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,230 2,333
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,560 1,630
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,810 9,115
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  7,735 7,601
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  8,230 7,783
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (1)(2) 25,151 5,596
Mohegan Tribe of Indians, Priority Distributions, Series C, 5.50%,
2/1/23 (4) 3,140 3,178
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/41 (4) 550 501
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/51 (4) 2,950 2,554
56,826
DELAWARE 0.9%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  215 215
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,115 1,184
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,505 1,577
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  860 926
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  5,340 5,687
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,210 2,340
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,765 5,038
Delaware HFA, Nanticoke Memorial Hosp., 5.00%, 7/1/28
(Prerefunded 7/1/23) (7) 3,435 3,556

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Delaware HFA, Nanticoke Memorial Hosp., 5.00%, 7/1/32
(Prerefunded 7/1/23) (7) 2,795 2,894
Delaware State Economic Dev. Auth., 4.00%, 6/1/52  1,370 1,207
Delaware State Economic Dev. Auth., 4.00%, 6/1/57  1,325 1,146
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  225 230
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  965 977
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,535 2,539
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,740 3,734
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  3,165 3,133
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  8,740 9,003
45,386
DISTRICT OF COLUMBIA 1.5%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  41,415 9,140
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  19,770 3,086
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/32 (Prerefunded 12/1/22) (7) 1,825 1,857
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,580 2,672
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,670 1,719
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,480 2,543
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,490 2,495
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,415 4,333
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  10,565 10,075
District of Columbia, Methodist Home of D.C., Series A, 5.125%,
1/1/35  1,345 1,310
District of Columbia, Methodist Home of D.C., Series A, 5.25%,
1/1/39  875 850
District of Columbia, Union Market Infrastructure Project, STEP,
6/1/31 (4) 900 684
District of Columbia, Union Market Infrastructure Project, STEP,
6/1/46 (4) 3,050 2,004
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  12,030 14,050
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (3) 11,005 6,154

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  8,595 4,435
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,720 843
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  4,295 1,997
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series C, 6.50%, 10/1/41 (Prerefunded 10/1/26) (7)(8) 860 1,017
71,264
FLORIDA 3.9%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  205 172
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49  8,120 6,455
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  13,320 13,737
Boggy Creek Improvement Dist., Special Assessment, 5.125%,
5/1/43  7,935 8,017
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  875 934
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  250 267
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  1,015 1,077
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/33  900 949
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/34  1,060 1,116
Capital Trust Agency, 4.00%, 6/15/22 (4) 680 680
Capital Trust Agency, 4.00%, 6/15/24 (4) 900 897
Capital Trust Agency, 4.00%, 6/15/41 (4) 1,945 1,663
Capital Trust Agency, 4.00%, 6/15/51 (4) 2,970 2,328
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58 (4) 7,840 7,815
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31  685 602
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41  1,280 1,053
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53  1,600 1,381
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  320 327
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  820 827
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/32 (4) 980 1,003
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/48 (4) 2,660 2,678
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  325 326

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (7) 10,450 10,827
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  215 218
Fishhawk Community Dev. Dist., Special Assessment, 7.25%,
5/1/43  1,750 1,803
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  3,200 2,996
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  5,945 6,258
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32 (5) 5,570 4,593
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38 (4) 2,710 2,728
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (4) 10,695 10,816
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/30  990 1,057
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/31  2,295 2,447
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/32  1,505 1,602
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/36  860 909
Hillsborough County IDA, BayCare Health System, Series D,
VRDN, 0.66%, 11/15/42  3,700 3,700
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (4) 9,875 9,961
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (4) 930 966
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (4) 1,170 1,208
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.25%, 5/1/37  3,130 3,212
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  3,950 4,014
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,465 1,487
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,880 2,904
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  860 885
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,480 1,511
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27 (4) 325 309
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32 (4) 900 824
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37 (4) 1,270 1,138
Lee County IDA, Preserve, Series A, 5.75%, 12/1/52 (4) 7,090 5,941
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  4,895 5,040

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
OTC Community Dev. Dist., Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38  1,695 1,696
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.00%, 6/1/41  2,185 2,023
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,065 2,808
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/37  1,190 1,207
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/42  1,375 1,387
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/47  2,755 2,763
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/52  5,820 5,824
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,625 2,468
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,500 3,197
Sumter County IDA, Central Florida Health Alliance, Series A,
5.25%, 7/1/44  5,300 5,414
Tampa, Univ. of Tampa, 5.00%, 4/1/40  2,150 2,228
Tampa, Univ. of Tampa, 5.00%, 4/1/45  5,260 5,420
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
2, STEP, 5/1/40  590 465
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
3, 6.61%, 5/1/40 (1)(2) 640 —
Tolomato Community Dev. Dist., Special Assessment, Series 3,
6.45%, 5/1/23 (1)(2) 155 —
Tolomato Community Dev. Dist., Special Assessment, Series 3,
6.65%, 5/1/40 (1)(2) 160 —
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  900 729
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  1,420 1,238
Village Community Dev. Dist. No. 10, Special Assessment, 5.125%,
5/1/24  700 711
Village Community Dev. Dist. No. 10, Special Assessment, 5.75%,
5/1/31  2,710 2,761
Village Community Dev. Dist. No. 10, Special Assessment, 6.00%,
5/1/44  3,510 3,582
189,579
GEORGIA 3.3%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  3,095 1,640
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  14,945 7,921
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  9,255 4,905
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 1,520 1,467
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4) 1,765 1,645
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4) 3,650 3,387

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4) 4,615 4,224
Burke County Dev. Auth., Plant Vogtle, VRDN, PCR, 0.78%, 7/1/49  21,650 21,650
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
4.00%, 4/1/52  5,030 5,024
Dev. Auth. of Burke County, VRDN, 0.79%, 11/1/52 (5) 1,025 1,025
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 2,580 2,145
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 7,305 5,599
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (4) 2,965 2,940
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4) 2,365 2,299
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/42  4,640 4,902
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  4,760 5,011
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  8,595 9,265
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,395 2,124
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 1,325 1,227
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,290 1,236
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,615 4,180
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 2,870 2,897
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 14,150 13,571
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/47  4,275 4,427
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (4) 275 280
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 1,320 1,374
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 2,150 2,221
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,320 1,368
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/49  2,580 2,921
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (4) 2,980 3,134
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (4) 2,400 2,478
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (4) 9,450 9,638

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Monroe County Dev. Auth., Power & Light Company Project,
VRDN, 0.74%, 6/1/49 (5) 3,020 3,020
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  10,705 11,439
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44 (Prerefunded 1/1/24) (7) 8,230 8,902
161,486
GU 0.2%
Guam Power Auth., Series A, 5.00%, 10/1/42 (9) 4,400 4,710
Guam Power Auth., Series A, 5.00%, 10/1/43 (9) 2,095 2,240
Guam Power Auth., Series A, 5.00%, 10/1/44 (9) 1,840 1,966
8,916
GUAM 0.1%
Territory of Guam, Series F, 4.00%, 1/1/36  3,865 3,643
Territory of Guam, Series F, 4.00%, 1/1/42  925 839
Territory of Guam, Series F, 5.00%, 1/1/30  860 913
Territory of Guam, Series F, 5.00%, 1/1/31  860 915
6,310
HAWAII 0.1%
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living, 5.125%,
11/15/32  1,115 1,129
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living, 5.25%,
11/15/37  1,805 1,828
2,957
IDAHO 0.5%
Idaho HFA, Saint Luke's Health, 4.00%, 3/1/46  2,745 2,751
Idaho HFA, Saint Luke's Health, 4.00%, 3/1/51  1,830 1,820
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,295 4,415
Idaho HFA, Saint Luke's Health, Series C, VRDN, 0.67%, 3/1/48  875 875
Power County IDC, FMC Project, 6.45%, 8/1/32 (5) 3,930 3,945
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (4) 11,071 8,602
22,408
ILLINOIS 6.8%
Chicago, Series 2005D, GO, 5.50%, 1/1/40  10,310 10,715
Chicago, Series 2007E, GO, 5.50%, 1/1/35  1,290 1,343
Chicago, Series A, GO, 5.00%, 1/1/39  1,115 1,171
Chicago, Series A, GO, 5.00%, 1/1/40  2,580 2,707
Chicago, Series A, GO, 5.50%, 1/1/35  3,435 3,733
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (3) 900 994
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (3) 900 993
Chicago Board of Ed., School Reform, Series A, GO, Zero coupon,
12/1/23 (10) 1,720 1,646

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (10) 13,345 10,916
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (3) 12,210 9,478
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/46  4,040 4,223
Chicago O'Hare Int'l. Airport, Customer Fac. Charge, 5.75%,
1/1/38  10,310 10,446
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/33  860 903
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/34  860 901
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/35  860 900
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/39  1,290 1,345
Chicago Waterworks, 5.00%, 11/1/25  1,720 1,855
Chicago Waterworks, 5.00%, 11/1/44  2,280 2,330
Chicago Waterworks, Series A-1, 5.00%, 11/1/27  1,155 1,260
Chicago, City Colleges, GO, Zero Coupon, 1/1/27 (10) 8,595 7,304
Illinois, GO, 5.00%, 2/1/28  3,650 3,938
Illinois, GO, 5.00%, 5/1/34  1,720 1,747
Illinois, GO, 5.25%, 2/1/33  3,435 3,507
Illinois, GO, 5.25%, 2/1/34  2,665 2,718
Illinois, GO, 5.375%, 5/1/23  945 974
Illinois, GO, 5.50%, 5/1/24  860 908
Illinois, GO, 5.50%, 5/1/25  1,545 1,665
Illinois, GO, 5.50%, 7/1/38  7,305 7,475
Illinois, Series A, GO, 5.00%, 10/1/31  2,150 2,291
Illinois, Series A, GO, 5.50%, 3/1/42  3,625 3,977
Illinois, Series A, GO, 5.50%, 3/1/47  5,475 5,968
Illinois, Series B, GO, 5.00%, 12/1/23  8,120 8,443
Illinois, Series B, GO, 5.00%, 10/1/31  1,975 2,104
Illinois, Series B, GO, 5.00%, 10/1/32  2,700 2,854
Illinois, Series C, GO, 5.00%, 11/1/29  9,175 9,861
Illinois, Series D, GO, 5.00%, 11/1/24  3,095 3,268
Illinois, Series D, GO, 5.00%, 11/1/25  860 922
Illinois, Series D, GO, 5.00%, 11/1/28  6,125 6,651
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (5) 1,505 1,505
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  11,690 10,832
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  9,450 8,545
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,720 1,536
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  10,310 8,632
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/36  1,205 1,221
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/40  1,075 1,087
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,310 3,442
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,335 1,373
Illinois Fin. Auth., Franciscan Communities, Series A, 5.125%,
5/15/43 (Prerefunded 5/15/23) (7) 165 170

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Franciscan Communities, Series A, 5.25%,
5/15/47 (Prerefunded 5/15/23) (7) 760 785
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.125%, 5/15/43  1,125 1,134
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.25%, 5/15/47  5,255 5,301
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN, 0.63%,
11/15/37  4,700 4,700
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45 (Prerefunded
5/15/25) (7) 1,030 1,119
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50 (Prerefunded
5/15/25) (7) 2,795 3,037
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  4,295 4,505
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  4,295 4,465
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  990 1,017
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  685 706
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/47  3,525 3,589
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,780 2,919
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,435 3,604
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/47  5,155 4,905
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  2,300 2,155
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  645 679
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  18,995 19,909
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  925 528
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  795 444
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/37  1,210 644
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/38  2,580 1,278
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/39  2,795 1,348
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/41  980 427
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
5.00%, 6/15/57  8,450 8,952
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/30 (10) 3,300 2,399
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/33 (10) 73,085 46,295
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 6,445 7,723

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.00%, 12/1/32 (4) 3,585 3,595
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.25%, 12/1/47 (4) 6,970 6,798
327,737
INDIANA 2.2%
East Chicago, USG Project, 5.50%, 9/1/28 (5) 1,525 1,482
Indiana Fin. Auth., Community Foundation of Northwest Indiana,
5.00%, 3/1/36  7,735 8,029
Indiana Fin. Auth., Duke Energy Project, Series A-5, VRDN, 0.60%,
10/1/40  5,565 5,565
Indiana Fin. Auth., Greencroft Obligated Group, Series A, 4.00%,
11/15/43  3,380 3,012
Indiana Fin. Auth., Greencroft Obligated Group, Series A, 7.00%,
11/15/43  6,875 7,365
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.00%, 7/1/48
(Prerefunded 7/1/23) (5)(7) 16,310 16,868
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.25%, 1/1/51
(Prerefunded 7/1/23) (5)(7) 12,890 13,366
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30 (9) 5,600 5,737
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/32  2,580 2,584
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/39  10,660 10,676
Indiana Fin. Auth., Ohio Valley Electric, Series B, PCR, 2.50%,
11/1/30  2,340 2,083
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  11,875 11,933
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(5)(11) 9,846 —
Town of Shoals, National Gypsum, 7.25%, 11/1/43 (5) 4,250 4,388
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (5) 6,360 6,651
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (5) 8,595 9,018
108,757
IOWA 0.1%
Iowa Fin. Auth., Unity Point Health, Series F, VRDN, 0.64%, 7/1/41  5,600 5,600
5,600
KANSAS 0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,095 1,130
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  990 1,017
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  1,010 1,025
3,172
KENTUCKY 2.0%
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (4)(5) 2,110 2,115
Henderson, Pratt Paper, Series B, 4.70%, 1/1/52 (4)(5) 6,810 6,836

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  3,010 2,800
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  5,030 4,699
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/45 (3) 2,750 3,073
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/47 (3) 3,760 3,811
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  6,105 5,663
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  3,155 2,885
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/42  3,865 3,656
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  2,020 1,913
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,525 3,739
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,385 4,572
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,965 7,225
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,550 6,902
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  12,120 12,461
Kentucky Public Energy Auth., Series A-1, VRDN, 4.00%, 8/1/52
(Tender 8/1/30)  6,040 6,198
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 5.75%, 7/1/49 (Prerefunded 7/1/23) (7) 2,495 2,599
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 6.00%, 7/1/53 (Prerefunded 7/1/23) (7) 8,595 8,974
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series A, VRDN, 0.70%, 1/1/29 (5) 5,300 5,300
95,421
LOUISIANA 1.6%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (4) 2,065 2,149
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (4) 2,410 2,488
Louisiana Local Gov't Environmental Fac. & Community Dev. Auth.,
Westlake Chemical, 3.50%, 11/1/32  19,770 19,363
New Orleans Aviation Board, Series A, 5.00%, 1/1/40  4,215 4,395
New Orleans Aviation Board, Series B, 5.00%, 1/1/40 (5) 860 896
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/28 (5) 515 557
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/29 (5) 430 464

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/30 (5) 255 274
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/31 (5) 560 599
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/32 (5) 645 688
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/34 (5) 695 739
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/35 (5) 560 595
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/43 (5) 1,720 1,813
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/48 (5) 6,620 6,946
New Orleans Sewerage Service, 5.00%, 6/1/33 (Prerefunded
6/1/25) (7) 1,240 1,343
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (7) 2,350 2,546
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (7) 1,505 1,631
New Orleans Water System, 5.00%, 12/1/40 (Prerefunded
12/1/25) (7) 5,800 6,356
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (7) 4,730 5,184
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (4) 1,420 1,505
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (4) 4,550 5,195
Saint James Parish, Nustar Logistics, Series 2, 6.35%, 7/1/40 (4) 4,600 5,263
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (4) 5,955 6,799
77,788
MARYLAND 5.4%
Anne Arundel County, Annapolis Area Christian School, Series A,
5.50%, 7/1/23  345 347
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,555 2,583
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,965 5,017
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,455 2,379
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  18,505 18,120
Frederick County, Series C, 4.00%, 7/1/50  1,060 982
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,290 1,352
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  1,720 1,812
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  9,915 10,256
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  1,595 1,643
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  4,385 4,250
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  1,060 1,088
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (4) 2,065 2,141

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (4) 2,180 2,242
Maryland Economic Dev., Port Covington Project, 3.25%, 9/1/30  750 693
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/40  1,890 1,726
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (5) 8,250 8,734
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/55 (5) 45,250 47,499
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/23  860 885
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/24  465 486
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  895 950
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  860 939
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,290 1,420
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  860 938
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  885 958
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,225 2,396
Maryland HHEFA, 5.00%, 7/1/39 (Prerefunded 7/1/24) (7) 4,295 4,556
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  5,895 6,369
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  17,770 18,920
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  860 916
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,365 2,429
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  515 543
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,310 1,380
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,545 1,626
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/35  1,380 1,451
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,290 1,356
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/29  2,270 2,386
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  8,360 8,560
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,795 2,638
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,675 4,339
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,895 2,649
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (7) 10,235 10,921
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/46  16,470 16,605

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  325 312
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,585 5,436
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (4) 1,505 1,542
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (4) 2,150 2,211
Prince George's County, National Harbor Project, 5.20%, 7/1/34  2,168 2,184
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,290 1,317
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,730 1,747
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  860 871
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  340 310
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,695 1,576
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,925 2,930
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,700 5,643
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  430 443
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  430 438
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,490 1,487
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,550 1,535
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,745 1,676
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  955 909
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,415 2,204
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,875 5,959
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34  3,865 3,922
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44  3,865 3,932
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  1,100 1,122
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  3,135 3,249
262,435
MASSACHUSETTS 0.7%
Massachusetts Dev. Fin. Agency, Boston Univ., Series P, 5.45%,
5/15/59 (8) 2,170 2,557
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/38 (4) 2,310 2,451
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.125%,
11/15/46 (4) 3,180 3,372
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.625%, 7/15/36  520 533

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.75%, 7/15/43  2,825 2,892
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/37 (4) 3,865 4,083
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47 (4) 5,695 6,012
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (4) 11,170 11,790
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,300 2,315
36,005
MICHIGAN 1.9%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/37  860 909
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/41  4,895 5,092
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/47  13,660 14,119
Detroit, GO, 5.00%, 4/1/29  620 669
Detroit, GO, 5.00%, 4/1/30  605 650
Detroit, GO, 5.00%, 4/1/31  645 690
Detroit, GO, 5.00%, 4/1/32  730 779
Detroit, GO, 5.00%, 4/1/33  1,030 1,095
Detroit, GO, 5.00%, 4/1/37  1,805 1,905
Detroit, GO, 5.00%, 4/1/38  1,205 1,270
Detroit, Series A, GO, 5.00%, 4/1/50  1,965 2,041
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,810 1,871
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  1,025 1,052
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,385 2,414
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  1,020 1,030
Great Lakes Water Auth. Sewage Disposal System, Series C,
5.00%, 7/1/30  815 879
Great Lakes Water Auth. Sewage Disposal System, Series C,
5.00%, 7/1/36  20,630 22,097
Karegnondi Water Auth., Water Supply System, Series A, 5.25%,
11/1/40  17,190 17,754
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  3,560 3,757
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  5,320 5,611
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  21,910 2,587
Wayne County Airport Auth., Detroit Metropolitan Airport, Series B,
5.00%, 12/1/44  1,935 2,021
90,292

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MINNESOTA 0.3%
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/37  450 441
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/49  860 806
Minneapolis, Fairview Health Services, Series C, VRDN, 0.58%,
11/15/48  2,050 2,050
Rochester, Mayo Clinic, 5.00%, 11/15/57  7,460 8,428
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  730 649
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  565 472
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  495 405
13,251
MISSISSIPPI 0.1%
Mississippi Business Fin., VRDN, 0.77%, 12/1/27 (5) 1,300 1,300
Mississippi Business Fin., Gulf Power, VRDN, 0.74%, 11/1/42 (5) 1,200 1,200
2,500
MISSOURI 1.9%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (5) 9,665 9,456
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (3)(5) 2,150 2,121
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/57 (3)(5) 16,115 15,797
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/54 (5) 4,295 4,542
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,720 1,728
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,460 1,453
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  3,435 3,332
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/34  1,205 1,246
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/35  945 977
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/46  5,585 5,699
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,830 1,750
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  4,080 4,017
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  13,320 12,972
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/30  860 870
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/35  605 608
Saint Louis County IDA, Nazareth Living Center, Series A, 5.125%,
8/15/45  1,460 1,436
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,720 1,757
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,825 1,853
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  795 721
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,355 2,053

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,535 2,132
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.125%, 6/1/46  4,460 4,668
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.375%, 6/1/43  12,590 13,370
94,558
MONTANA 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  590 600
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  6,230 6,254
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  6,485 6,475
13,329
NEBRASKA 0.3%
Central Plains Energy Project, Series A, 5.00%, 9/1/30  3,010 3,321
Central Plains Energy Project, Series A, 5.00%, 9/1/35  9,085 10,205
13,526
NEVADA 0.4%
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/34  1,515 1,550
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/39  2,245 2,292
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/44  3,220 3,280
Las Vegas Redev. Agency, 5.00%, 6/15/30  355 378
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,890 4,099
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,830 7,159
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33 (3) 175 193
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36  215 233
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37  430 466
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38 (3) 85 93
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  430 459
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (4) 14,500 1,705
21,907
NEW HAMPSHIRE 0.3%
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (4)(5) 3,525 3,108
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (4) 1,350 1,308
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (4) 750 747
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (4) 1,875 1,875
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/37 (1)(2)(4) 1,475 590

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (1)(2)(4) 3,630 1,452
New Hampshire HEFA, Hillside Villiage, Series A, 6.25%,
7/1/42 (1)(2)(4) 2,190 876
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  685 716
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  645 672
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  5,250 5,429
16,773
NEW JERSEY 4.1%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,690 1,599
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,910 1,735
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24 (5)(12) 2,165 2,256
New Jersey Economic Dev. Auth., Barnabas Health, Series A, Zero
Coupon, 7/1/26 (10)(12) 2,150 1,947
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (4) 900 909
New Jersey Economic Dev. Auth., Continental Airlines, 5.25%,
9/15/29 (5) 4,295 4,323
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (5) 7,735 7,871
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (3)(5) 2,580 2,649
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (5) 6,545 6,687
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (5) 1,290 1,318
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (5) 14,615 14,957
New Jersey Economic Dev. Auth., Lions Gate, 4.375%, 1/1/24  450 450
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  890 886
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  1,700 1,655
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  4,215 4,026
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (5) 1,740 1,896
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (5) 11,340 12,007
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (5) 15,715 16,454
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,720 1,731
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  6,755 6,574

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  4,295 4,271
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37 (5) 1,075 1,076
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43 (5) 1,505 1,507
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.50%, 7/1/43  3,435 3,535
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/35  860 874
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31  860 951
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  4,575 4,614
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  860 866
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  945 950
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/41  4,255 4,268
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  860 861
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/45  4,000 3,973
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/50  9,875 9,677
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35  2,685 3,010
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  860 963
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  860 961
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/38  1,525 1,701
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/50  1,600 1,720
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  9,990 10,710
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  12,890 10,568
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  2,940 3,195
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  2,610 2,582
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/50  7,320 7,173
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/30 (10) 3,885 2,965

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/31 (10) 8,285 6,068
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  4,170 4,245
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/31  3,930 4,240
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/32  2,405 2,588
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  8,595 9,253
201,295
NEW YORK 5.0%
Brookhaven Local Dev., Jeffersons Ferry Project, 5.25%, 11/1/36  1,290 1,391
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (4) 1,235 1,268
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (4) 1,370 1,392
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (4) 900 912
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (4) 500 525
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (4)(5) 555 568
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (4)(5) 10,740 11,062
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (4) 425 438
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (4) 550 563
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (4) 2,150 2,175
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (4) 650 569
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (4) 14,235 14,652
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,545 5,474
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  25,235 7,283
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 1/1/55  8,265 7,686
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (4) 7,225 6,465
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  14,564 10,567
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/45  5,650 6,435
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series D-S, 4.00%, 11/1/40  16,825 17,532

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/30 (4) 1,000 1,076
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/31 (4) 800 858
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/34 (4) 800 850
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/36 (4) 1,500 1,592
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4) 1,720 1,749
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (4) 26,650 27,105
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  34,860 41,161
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (5) 1,160 1,094
New York Transportation Dev., American Airlines, 3.00%,
8/1/31 (5) 2,580 2,408
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (5) 12,730 12,731
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (5) 13,515 13,516
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (5) 5,370 5,622
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (5) 3,265 3,377
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (5) 2,340 2,484
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36 (5) 2,750 2,984
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, 5.00%,
12/1/39 (5) 2,125 2,285
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, 5.00%,
12/1/40 (5) 1,400 1,503
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, 5.00%,
12/1/41 (5) 1,400 1,500
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, 5.00%,
12/1/42 (5) 1,400 1,497
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.125%, 11/1/41 (4) 1,750 1,596
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54 (4) 1,480 1,345
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29  775 809
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/34  1,450 1,505
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/44  1,580 1,630
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  11,600 11,939
241,173

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
NORTH CAROLINA 2.2%
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (3)(5) 8,500 9,636
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,995 1,758
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  4,200 3,469
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.70%, 7/1/37  2,365 2,370
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.875%, 7/1/40  4,610 4,629
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 5.00%, 7/1/45  3,825 3,843
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 6.25%, 7/1/35 (Prerefunded 7/1/23) (7) 3,865 4,050
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  1,005 1,007
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  940 890
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  835 763
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  830 748
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  2,150 1,666
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  3,040 3,112
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/30  1,635 1,658
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/35  4,940 4,988
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  790 806
North Carolina Medical Care Commission, Salemtowne, 5.375%,
10/1/45  10,095 10,268
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/31  1,505 1,540
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/37  1,330 1,348
North Carolina Medical Care Commission, United Church Homes,
5.00%, 9/1/41 (Prerefunded 9/1/23) (7) 1,445 1,546
North Carolina Medical Care Commission, United Church Homes,
Series A, 5.00%, 9/1/37 (Prerefunded 9/1/24) (7) 1,805 1,921
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/40  12,710 13,164
North Carolina Turnpike Auth., 5.00%, 1/1/30  1,245 1,336
North Carolina Turnpike Auth., 5.00%, 1/1/32  1,935 2,063

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/42  995 1,030
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,895 5,043
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  4,470 4,597
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  17,430 17,910
107,159
OHIO 5.1%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  140,085 142,205
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,460 1,547
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  8,380 8,809
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,865 4,116
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,580 2,726
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  17,145 18,715
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  11,005 12,013
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  5,030 5,161
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  6,465 6,581
Marion County, United Church Homes, 5.00%, 12/1/39  1,420 1,433
Marion County, United Church Homes, 5.125%, 12/1/49  1,570 1,572
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  4,295 4,306
Ohio, Series A, 4.00%, 1/15/38  915 924
Ohio, Series A, 4.00%, 1/15/39  1,720 1,736
Ohio, Series A, 5.00%, 1/15/50  2,150 2,284
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  7,475 7,125
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (4)(5) 1,720 1,723
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%, 7/1/49 (4)
(5) 14,780 14,999
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (4) 2,250 1,913
Southeastern Ohio Port Auth., Memorial Health System, 5.75%,
12/1/32  900 910
Southeastern Ohio Port Auth., Memorial Health System, 6.00%,
12/1/42  8,680 8,770
249,568
OKLAHOMA 0.9%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  7,130 6,802
Oklahoma County Fin. Auth., Epworth Villa, 6.00%, 4/1/30  710 604
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  860 731
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.125%,
4/1/42  2,580 2,193

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  2,885 2,452
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.75%,
4/1/27  555 472
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52  4,805 4,927
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,780 9,976
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35 (5) 9,450 9,596
Tulsa County Ind. Auth., Montereau Project, 5.00%, 11/15/31  1,605 1,687
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/37  1,075 1,133
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,180 1,232
41,805
OREGON 0.3%
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/32  430 442
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/37  430 438
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/47  1,205 1,212
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/52  1,290 1,295
Oregon State Fac. Auth., Legacy Health Project, Series A, 5.00%,
6/1/52  4,125 4,495
Oregon State Fac. Auth., Legacy Health Project, Series B, 5.00%,
6/1/30  3,850 4,394
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 4.00%, 11/15/26  315 312
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/31  300 302
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/36  390 391
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/46  1,105 1,063
14,344
PENNSYLVANIA 3.8%
Allegheny County IDA, U.S. Steel, 4.875%, 11/1/24  1,045 1,069
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  265 288
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  290 320
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/31  580 643
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/32  950 1,060
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/33  685 760

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/34  645 715
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/35  730 807
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/42  2,580 2,821
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (4) 6,000 6,032
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (4) 6,620 7,098
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (4) 2,985 3,161
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33 (4) 3,010 3,207
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (4) 5,400 5,698
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (4) 8,185 8,756
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (4) 7,735 8,101
Butler County Hosp. Auth., 5.00%, 7/1/35  7,215 7,502
Butler County Hosp. Auth., 5.00%, 7/1/39  4,080 4,196
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (4) 3,410 3,253
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (4) 4,115 3,858
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (4) 3,615 3,369
Delaware Valley Regional Fin. Auth., Series A, 5.50%, 8/1/28 (13) 4,295 4,927
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/30 (Prerefunded 7/1/25) (7) 705 765
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/34 (Prerefunded 7/1/24) (7) 860 912
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/35 (Prerefunded 7/1/25) (7) 910 988
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/39 (Prerefunded 7/1/24) (7) 860 912
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/46 (Prerefunded 7/1/24) (7) 1,310 1,390
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/47 (Prerefunded 7/1/25) (7) 6,445 6,997
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  1,030 1,017
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,115 1,080
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,205 1,155
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  215 218
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  860 871

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., 5.00%, 9/1/43  4,340 4,639
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25) (7) 12,230 13,153
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  3,010 3,058
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  10,295 10,434
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (4)(5) 9,900 11,519
Pennsylvania Economic DFA, Covanta Project, 3.25%, 8/1/39 (4)
(5) 3,545 3,004
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (5) 7,500 7,609
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 1.298%,
7/1/39 (8) 7,220 6,322
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., 5.00%, 7/15/38  2,065 2,122
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., Series A,
5.50%, 7/15/38 (Prerefunded 7/15/23) (7) 2,430 2,532
Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51  13,760 14,117
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  4,295 4,671
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/30  860 928
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,700 2,606
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,825 1,717
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49  3,085 2,812
185,189
PUERTO RICO 10.6%
Puerto Rico Commonwealth, GO, 11/1/43  47,287 24,471
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (4)(9) 6,485 6,285
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (4) 4,550 4,409
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/47 (4)(9) 2,205 2,111
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/24 (4) 580 598
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (4)(9) 2,675 2,788
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (4)(9) 2,740 2,923
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (4)(9) 3,110 3,334
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (4) 17,190 18,439

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (4)(9) 6,015 6,429
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (4) 2,150 2,290
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 10,310 10,841
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4)(9) 7,345 7,791
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 1,200 1,267
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (4) 29,435 30,523
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.125%, 7/1/24  1,460 1,506
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42 (4) 6,105 5,916
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (4) 9,470 9,064
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24 (4) 1,325 1,366
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/25 (4) 2,780 2,899
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (4) 3,825 4,101
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (4) 8,815 9,390
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (4) 7,080 7,476
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  3,592 3,301
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  8,990 5,322
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  11,915 11,654
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  9,718 9,372
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  5,390 5,196
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  7,328 6,934
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  7,618 7,096
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  7,802 7,904
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  12,308 12,950

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  10,211 11,137
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  7,584 8,377
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  20,326 22,979
Puerto Rico Electric Power Auth., Series 2013A, 6.75%, 7/1/36 (1)
(14) 8,920 8,608
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (1)(14) 1,245 1,161
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/29 (1)(14) 4,295 4,005
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.00%,
7/1/29 (1)(14) 9,535 8,844
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (1)(14) 105 97
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/21 (1)(14) 1,745 1,618
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (1)(14) 145 134
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/26 (1)(14) 1,735 1,618
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (1)(14) 2,500 2,331
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (1)(14) 2,980 2,779
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/24 (10) 4,295 4,391
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (1)(14) 510 473
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (1)(14) 1,965 1,823
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (1)(14) 660 612
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (1)(14) 795 737
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (1)(14) 105 97
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (1)(14) 12,720 11,798
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (1)(14) 495 462
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (1)(14) 425 398
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/38 (1)(14) 4,295 4,021
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (1)(14) 180 168

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/35 (1)(14) 3,766 3,512
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (1)(14) 860 802
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (1)(14) 1,235 1,161
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)(14) 4 4
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (1)(14) 120 105
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (1)(14) 210 195
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/19 (1)(14) 2,130 1,976
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (1)(14) 170 158
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (1)(14) 1,585 1,478
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (1)(14) 455 424
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (1)(14) 180 168
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/26 (1)(14) 4,150 3,870
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  16,648 16,998
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  64 65
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  20,705 20,780
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  31,235 31,757
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  6,424 5,348
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  10,451 7,954
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  24,392 16,741
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  12,232 7,470
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  138,360 41,926
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  21,966 4,826
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,305 2,302
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,570 2,523

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  5,185 5,213
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  2,150 2,147
514,517
RHODE ISLAND 0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(2) 10,815 1,947
Rhode Island Health & Ed. Building, Care New England, Series A,
5.50%, 9/1/28 (Prerefunded 9/1/23) (7) 2,580 2,701
Rhode Island Health & Ed. Building, Care New England, Series A,
6.00%, 9/1/33 (Prerefunded 9/1/23) (7) 3,435 3,616
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/36  4,295 4,515
12,779
SOUTH CAROLINA 1.0%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (1) 7,899 4,221
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (1) 27,826 7,005
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (1) 43,378 4,963
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (1) 4,497 1,393
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (1) 19,137 811
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (1) 2,268 122
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(4)(5) 850 340
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (1)(2)(4)(5) 5,465 2,186
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (1)(2)(4)(5) 10,980 4,392
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29 (1)(2) 1,720 1,442
South Carolina Public Service Auth., Series A, 5.50%, 12/1/54  9,395 9,733
South Carolina Public Service Auth., Series E, 5.25%, 12/1/55  11,505 12,078
48,686
SOUTH DAKOTA 0.1%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,235 1,256
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,320 1,334
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,175 1,183
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,720 1,690
5,463
TENNESSEE 0.8%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase 1, 5.00%, 10/1/35  2,365 2,427
Knox County Health Ed. & Housing Fac. Board, Covenant Health,
Series A, 5.00%, 1/1/26  2,345 2,377

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  430 438
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/42 (Prerefunded 12/1/22) (7) 1,720 1,752
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  1,000 1,018
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,880 2,924
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.375%, 12/1/47 (Prerefunded 12/1/22) (7) 3,010 3,069
Tennergy, Series A, VRDN, 4.00%, 12/1/51 (Tender 9/1/28)  12,035 12,435
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  10,245 11,071
37,511
TEXAS 6.4%
Austin Airport, Series B, 5.00%, 11/15/41 (5) 470 497
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  765 811
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,785 1,880
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,500 2,626
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,875 3,018
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,685 2,809
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  3,045 3,174
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/23  430 433
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  430 439
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  990 1,007
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,935 1,951
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,730 2,744
Board of Regents of the Univ. of Texas System, Series B, VRDN,
0.73%, 8/1/39  11,000 11,000
Central Texas Regional Mobility Auth., 5.00%, 1/1/33 (Prerefunded
1/1/23) (7) 3,485 3,555
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/40  665 678
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/41  460 468
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  745 747
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  455 509
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  105 116

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  3,435 3,742
City of Austin TX Airport System Revenue, 5.00%, 11/15/43 (5) 1,000 1,116
City of Austin TX Airport System Revenue, 5.25%, 11/15/47 (5) 4,270 4,818
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  13,750 14,492
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31  275 238
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,385 1,238
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50  1,495 1,337
Dallas Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/32 (5) 7,090 7,305
Decatur Hosp. Auth., Regional Health System, Series C, 4.00%,
9/1/34  1,440 1,450
Decatur Hosp. Auth., Regional Health System, Series C, 4.00%,
9/1/44  6,123 6,054
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  4,295 4,313
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (5) 10,200 10,200
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/38  440 441
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/43  450 450
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series B, 7.00%, 1/1/48 (Prerefunded 1/1/23) (7) 4,510 4,651
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,465 1,405
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  915 873
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  915 868
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  915 863
Houston Airport System, Series B-1, 5.00%, 7/15/30 (5) 6,105 6,170
Houston Airport System, Series B-1, 5.00%, 7/15/35 (5) 8,210 8,297
Houston Airport System, United Airlines, 4.00%, 7/15/41 (5) 4,295 3,824
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (5) 1,760 1,567
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,205 1,254
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,450 1,501
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,505 2,556
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,725 5,818
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,785 1,856
Matagorda County Navigation Dist. No. 1, AEP Texas Central,
Series B-2, 4.00%, 6/1/30  5,155 5,181
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (4)(5) 12,915 13,388
Montgomery County Toll Road Auth., 5.00%, 9/15/32  470 489
Montgomery County Toll Road Auth., 5.00%, 9/15/33  490 509

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County Toll Road Auth., 5.00%, 9/15/34  515 535
Montgomery County Toll Road Auth., 5.00%, 9/15/35  480 498
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,205 1,249
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,120 1,158
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,360 3,460
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,370 3,458
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A, 5.00%,
7/1/57  8,595 8,441
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living, VR,
2.00%, 11/15/61  5,825 3,262
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  5,025 5,088
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46  13,445 13,456
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46 (3) 2,680 2,771
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Denton Univ.,
Series A-1, 5.00%, 7/1/58 (3) 2,555 2,707
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (7) 430 465
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (7) 1,310 1,416
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (7) 5,175 5,594
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,890 3,473
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/36
(Prerefunded 11/15/24) (7) 470 511
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/46
(Prerefunded 11/15/24) (7) 1,330 1,446
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  430 419
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  860 820
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  860 808
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  860 862
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  400 400
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  860 857
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  860 854
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,290 1,252

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  5,220 5,101
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/37 (Prerefunded 4/1/27) (7) 1,460 1,641
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/42 (Prerefunded 4/1/27) (7) 1,720 1,934
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (4)(5) 900 707
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 3.00%,
1/1/50 (4)(5) 2,150 1,428
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (4)(5) 1,785 1,585
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (4)(5) 3,300 2,749
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/27  1,300 1,412
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/29  1,430 1,546
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/30  860 927
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  2,150 2,285
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  3,330 3,524
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  3,630 3,820
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
Housing, 5.25%, 11/15/47 (1)(11) 1,735 694
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
Housing, Series A, 5.00%, 11/15/45 (1)(11) 8,960 3,584
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54  6,383 5,473
Tarrant County, Edgemere Dip Loan, 10.00%, 12/31/22,
Acquisition Date: 4/20/22, Cost $1,693 (15)(16)(17) 1,693 1,693
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  2,835 3,045
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  1,285 1,384
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  4,720 5,101
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  6,475 6,993
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  2,070 2,234
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32  3,800 4,115
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (5) 5,115 5,244
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (5) 3,490 3,575
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58 (5) 6,700 6,979

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  9,495 9,934
310,693
UTAH 0.7%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,490
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 3,066
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,700 2,210
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  8,195 6,204
Murray City Hosp., IHC Health Services, Series A, VRDN, 0.62%,
5/15/37  3,320 3,320
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (5) 4,725 5,016
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (5) 3,435 3,623
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (4) 10,980 9,105
34,034
VIRGINIA 6.0%
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, Series A, 5.00%, 1/1/42  2,795 2,850
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  6,270 6,591
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  13,610 14,284
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  12,715 13,294
Chesapeake Expressway Toll Road, Series B, STEP, 7/15/40  6,470 6,605
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32 (Prerefunded 12/1/23) (7) 1,420 1,486
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42 (Prerefunded 12/1/23) (7) 2,405 2,517
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/23) (7) 1,720 1,800
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  1,675 1,785
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/52  2,100 2,220
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (7) 4,492 4,664
Lynchburg Economic Dev. Auth., Centra Health Obligated Group,
4.00%, 1/1/55  4,375 4,223
Lynchburg Economic Dev. Auth., Central Health Obligation,
Series B, VRDN, 0.65%, 1/1/47  4,800 4,800
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,455 3,486
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,425 4,429
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  5,370 5,473

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,670 3,711
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,795 2,795
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  860 909
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/34  1,075 1,133
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,720 1,808
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  23,205 5,938
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (4) 5,155 5,191
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (4) 1,190 1,221
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (4) 1,550 1,583
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/23 (4) 1,125 1,142
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/24 (4) 1,180 1,209
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/25 (4) 1,240 1,280
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/30 (4) 4,070 4,145
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/35 (4) 1,000 1,014
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/45 (4) 2,670 2,689
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/39 (5) 2,620 2,574
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/40 (5) 4,035 3,950
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41 (5) 2,325 2,268
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42 (5) 1,115 1,083
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (5) 11,020 10,566
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (5) 2,900 3,179
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/35 (5) 3,300 3,609
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36 (5) 915 1,000

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37 (5) 2,035 2,220
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/32 (5)(9) 2,395 2,447
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (5)(9) 2,070 2,114
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/35 (5)(9) 3,660 3,699
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/36 (5)(9) 5,030 5,069
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (5)(9) 3,345 3,361
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (5)(9) 9,150 9,126
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (5)(9) 6,385 6,356
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (5)(9) 7,220 7,175
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47 (5) 12,055 13,038
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (5) 3,820 4,213
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (5) 1,290 1,346
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (5) 9,450 9,835
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (5) 71,965 74,561
289,064
WASHINGTON 0.8%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,285 2,363
Port of Seattle IDC, Delta Airlines, 5.00%, 4/1/30 (5) 2,580 2,594
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  6,485 6,195
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/38 (4) 830 751
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/48 (4) 2,495 2,113
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/53 (4) 1,000 831
Washington State Housing Fin. Commission, Judson Park, 4.00%,
7/1/28 (4) 225 218
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/33 (4) 225 226
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/38 (4) 650 644

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/48 (4) 1,805 1,724
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (4) 2,795 2,643
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (4) 5,785 5,402
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  6,817 6,370
Washington State Housing Fin. Commission, Transform Age
Project, 2.375%, 1/1/26 (Prerefunded 7/1/22) (4)(7) 210 200
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4) 5,350 4,939
37,213
WEST VIRGINIA 0.2%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (4) 1,935 1,870
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (4) 1,280 1,186
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4) 2,105 2,216
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4) 2,105 2,221
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (5) 2,580 2,657
10,150
WISCONSIN 2.6%
PFA, Celanese, Series B, 5.00%, 12/1/25 (5) 5,155 5,516
PFA, Celanese, Series C, 4.30%, 11/1/30 (5) 4,295 4,415
PFA, Celanese, Series D, 4.05%, 11/1/30  2,150 2,179
PFA, Church Home of Hartford, 5.00%, 9/1/30 (4) 685 689
PFA, Church Home of Hartford, 5.00%, 9/1/38 (4) 1,480 1,477
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (4) 805 780
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (4) 860 861
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (4) 1,505 1,459
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (4) 2,265 2,267
PFA, Founders of Academy Las Vegas, Series A, 4.00%, 7/1/30 (4) 345 337
PFA, Founders of Academy Las Vegas, Series A, 5.00%, 7/1/40 (4) 610 621
PFA, Founders of Academy Las Vegas, Series A, 5.00%, 7/1/55 (4) 1,245 1,249
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,990 2,090
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,660 3,800
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (4) 470 470
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/42 (4) 1,055 1,038
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (4) 1,050 1,019
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (4) 1,975 1,897
PFA, Mountain Island Charter School, 5.00%, 7/1/37  710 721

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,720 1,737
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,695 3,728
PFA, National Gypsum, 4.00%, 8/1/35 (5) 19,730 18,003
PFA, Nevada State College, 5.00%, 5/1/55 (4) 5,500 5,225
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/37 (9) 5,490 5,033
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (9) 5,490 4,497
PFA, Searstone Retirement Community, Series A, 5.20%, 6/1/37  4,345 4,679
PFA, Searstone Retirement Community, Series A, 5.30%, 6/1/47  5,155 5,556
PFA, Searstone Retirement Community, Series A, 5.375%, 6/1/52  3,375 3,510
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (5) 4,000 3,626
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (5) 11,995 10,553
PFA, Southminster, 5.00%, 10/1/43 (4) 1,935 1,893
PFA, Southminster, 5.00%, 10/1/48 (4) 1,720 1,649
PFA, Southminster, 5.00%, 10/1/53 (4) 4,950 4,695
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/51 (4) 2,380 2,100
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/61 (4) 1,320 1,124
PFA, Univ. of Hawai'i Foundation project, Series B, 5.25%,
7/1/61 (4) 2,095 1,713
Platteville Redev. Auth., UM-Platteville Real Estate, 5.00%, 7/1/42  1,910 1,910
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  955 965
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,425 1,432
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36 (9) 670 602
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41 (9) 660 567
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45 (9) 555 461
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/40 (Prerefunded 9/15/23) (7) 860 894
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/45 (Prerefunded 9/15/23) (7) 1,115 1,160
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/50 (Prerefunded 9/15/23) (7) 4,020 4,181
Wisconsin HEFA, Saint John's Communities, Series B, 5.00%,
9/15/37  560 566
124,944
Total Municipal Securities (Cost $5,117,563) 4,910,352
Total Investments in Securities 101.4%
(Cost $5,117,776) $ 4,910,683
Other Assets Less Liabilities (1.4)% (67,487)
Net Assets 100.0% $ 4,843,196

T. ROWE PRICE Tax-Free High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$849,114 and represents 17.5% of net assets.
(5) Interest subject to alternative minimum tax.
(6) Insured by Berkshire Hathaway Assurance Corporation
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by Assured Guaranty Corporation
(9) When-issued security
(10) Insured by National Public Finance Guarantee Corporation
(11) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Escrowed to maturity
(13) Insured by AMBAC Assurance Corporation
(14) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(15) Level 3 in fair value hierarchy.
(16) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
May 31, 2022, was $1,357 and was valued at $1,357 (0.0% of net assets).
(17) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,693 and represents 0.0% of net assets.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
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PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Tax-Free High Yield Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date.

T. ROWE PRICE Tax-Free High Yield Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 331 $ — $ — $ 331
Municipal Securities — 4,908,659 1,693 4,910,352
Total $ 331 $ 4,908,659 $ 1,693 $ 4,910,683

T. ROWE PRICE Tax-Free High Yield Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F59-054Q1 05/22